Exploration costs	3 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
13	Exploration costs

	Three months ended March 31
	2018	2017
Mongolia	$32	$41
Other	38	28
	$70	$69